                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 229-8700

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS


                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                                             % OF       INITIAL
                                                                                           MEMBERS'   ACQUISITION
                                                                   COST       FAIR VALUE    CAPITAL       DATE      LIQUIDITY(3)
                                                               -----------   -----------   --------   -----------   ------------
INVESTMENTS IN PORTFOLIO FUNDS(1,2)
INVESTMENT FUNDS
Bermuda - Market Neutral Equity
   STG Capital Fund, Ltd.                                      $ 3,250,000   $ 3,252,383      4.45%     04/01/06      Quarterly
   Zebra Equity Fund, Ltd.                                         112,476       124,084      0.17      07/01/04      Quarterly
Cayman Islands - Market Neutral Equity
   Altairis Offshore                                             3,100,000     3,176,009      4.35      01/01/06       Monthly
   Imperium Market Neutral Offshore Fund, Ltd.                       4,319         4,214        --      07/01/04      Quarterly
   Loomis Sayles Consumer Discretionary
      Hedge Fund, Ltd.                                           6,700,000     7,404,238     10.13      02/01/05       Monthly
   Magenta Fund Limited                                          4,450,000     4,940,722      6.76      08/01/04       Monthly
   Pequot Market Neutral Financial Services
      Offshore Fund, Ltd.                                        4,100,000     4,617,368      6.32      03/01/05       Monthly
Ireland - Market Neutral Equity
   Lazard Japan Carina Fund, PLC                                 3,100,000     3,052,737      4.18      01/01/06       Monthly
                                                               -----------   -----------     -----
         TOTAL INVESTMENT FUNDS                                 24,816,795    26,571,755     36.36
                                                               ===========   ===========     =====
LIMITED LIABILITY COMPANIES
United States - Market Neutral Equity
   Scopia Partners, L.L.C.                                       4,000,000     4,001,576      5.48      08/01/05      Quarterly
LIMITED PARTNERSHIPS
United States - Market Neutral Equity
   Asian Healthcare Absolute Fund, L.P.
      (formerly Asian Healthcare Absolute Partners, L.P.)        3,750,000     4,173,493      5.71      01/01/05      Quarterly
   FrontPoint Financial Services Fund, L.P.                      5,900,000     6,516,758      8.92      07/01/05      Quarterly
   FrontPoint Healthcare Fund, L.P.                              6,700,000     7,551,506     10.33      07/01/04      Quarterly
   FrontPoint Utility and Energy Fund, L.P.                      7,050,000     8,528,908     11.67      07/01/04      Quarterly
   Rivanna Partners, L.P.                                        2,250,000     2,180,659      2.99      05/01/06      Quarterly
   Seasons Institutional Core Fund, L.P.
      (formerly Seasons Institutional Technology Fund, L.P.)     7,750,000     8,724,265     11.94      07/01/04      Quarterly
   Sonar Partners, L.P.                                          3,800,000     4,591,505      6.28      06/01/05      Quarterly
                                                               -----------   -----------     -----
         TOTAL LIMITED PARTNERSHIPS                             37,200,000    42,267,094     57.84
                                                               -----------   -----------     -----
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                           $66,016,795   $72,840,425     99.68%
                                                               ===========   ===========     =====

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                                             % OF
                                                                                           MEMBERS'
                                                                   COST       FAIR VALUE    CAPITAL
                                                               -----------   -----------   --------
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY                         $   286,846   $   286,846      0.39%
                                                               -----------   -----------    ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
   AND SHORT-TERM INVESTMENTS                                  $66,303,641    73,127,271    100.07
                                                               ===========   -----------    ------
LIABILITIES LESS OTHER ASSETS                                                    (53,299)    (0.07)
                                                                             -----------    ------
MEMBERS' CAPITAL                                                             $73,073,972    100.00%
                                                                             ===========    ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)  Not income producing.

(3)  Unaudited.

                           ALLOCATION BY SUB-STRATEGY
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                  (PIE CHART)

U.S. Technology Market Neutral Equity               16.39%
Global Financial Market Neutral Equity              15.24%
U.S. Multi-Sector Market Neutral Equity             14.91%
U.S. Utility and Energy Market Neutral Equity       11.68%
U.S. Healthcare Market Neutral Equity               10.33%
U.S. Consumer Market Neutral Equity                 10.13%
Global Multi-Sector Market Neutral Equity            6.76%
Asian Healthcare Market Neutral Equity               5.71%
North American Multi-Sector Market Neutral Equity    4.35%
Japanese Multi-Sector Market Neutral Equity          4.18%
Cash, liabilities less other assets                  0.32%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Blue Rock Market Neutral Fund, LLC


By (Signature  /s/ Robert W. Fullerton
   and Title)  ----------------------------------
               Robert W. Fullerton
               Principal Executive Officer
   Date        August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature  /s/ Robert W. Fullerton
   and Title)  ----------------------------------
               Robert W. Fullerton
               Principal Executive Officer
   Date        August 28, 2006


By (Signature  /s/ Mark F. Steen
   and Title)  ----------------------------------
               Mark F. Steen
               Principal Financial Officer
   Date        August 28, 2006